As filed with the Securities and Exchange Commission on October 21, 2011

Registration Nos. 033-12608 and 811-05059

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 74	☒

HIGHMARK FUNDS

(Exact Name of Registrant as Specified in Charter)

350 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices) (zip)

Registrant’s telephone number, including area code: (800) 433-6884

Name and address of agent for service:

John M. Loder, Esq.

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 72 relates solely to Class U Shares of HighMark Value Momentum Fund, a series of the Registrant. No information contained in the Registrant’s Registration Statement relating to the other share classes of HighMark Value Momentum Fund or the other series of the Registrant is amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on the 21st day of October, 2011.

HighMark Funds

By:	/s/ Earle A. Malm II
Earle A. Malm II
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/S/ EARLE A. MALM II	President (Principal Executive Officer), Trustee	October 21, 2011
Earle A. Malm II

/S/ PAMELA O’DONNELL	Vice President, Treasurer and Chief Financial Officer	October 21, 2011
Pamela O’Donnell

*/S/ DAVID E. BENKERT	Trustee	October 21, 2011
David E. Benkert

*/S/ THOMAS L. BRAJE	Trustee	October 21, 2011
Thomas L. Braje

*/S/ EVELYN DILSAVER	Trustee	October 21, 2011
Evelyn Dilsaver

*/S/ DAVID A. GOLDFARB	Trustee	October 21, 2011
David A. Goldfarb

*/S/ MICHAEL L. NOEL	Trustee	October 21, 2011
Michael L. Noel

*/S/ MINDY M. POSOFF	Trustee	October 21, 2011
Mindy M. Posoff

*By:	/s/ Earle A. Malm II
Earle A. Malm II

Attorney-In-Fact, pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 64 (filed November 16, 2010) to Registrant’s Registration Statement on Form N-1A.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase